Equity (Details) - Schedule of Issued and Outstanding Share Capital $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($) shares
Schedule of Issued and Outstanding Share Capital [Abstract]
Balance | $	$ 8,879
Issuance of shares | shares	2,848
Exercise of options and warrants | shares	126
Balance | $	$ 11,853